RELATED PARTY TRANSACTIONS - Commercial transactions and respective balances with related parties (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Assets Balance
ASSETS
Total assets	R$ 6,379,875		R$ 6,425,557
Liabilities Balance
LIABILITIES
Total liabilities	22,754,784		24,163,564
Results Balance
RESULT
Total	(178,653)	R$ 50,292
Commercial transactions
RESULT
Provisions for employee benefits	831,977		849,766
Jointly-owned subsidiaries | Assets Balance
ASSETS
Clients	30,472		52,308
Accounts receivable	27,146		1,436
Dividens/JCP receivable	300,076		216,728
Loans and financing	469,426		688,884
Other assets	39,920		49,549
Total assets	867,040		1,008,905
Jointly-owned subsidiaries | Liabilities Balance
LIABILITIES
Suppliers	38,468		37,437
Provisions	729,188
Electric power purchase	17,322
Accounts payable	169,609		18,017
Other liabilities	1,571		15
Total liabilities	956,158		55,469
Jointly-owned subsidiaries | Results Balance
RESULT
Electricity usage recipe	41,071		44,867
Revenue from service provision	41,607		2,318
Other revenue	554		32,650
Electric power purchase	(170,862)		(94,579)
Network usage charges	(25,041)		(78,941)
Other financial expenditure	(30,606)
Interest income, commissions and exchange rates and variations	(87,545)		458,818
Financial revenue			143
Financial expenses			(237)
Total	(230,822)		365,039
Affiliate | Assets Balance
ASSETS
Clients	21,973		20,057
Accounts receivable	300		66
Dividens/JCP receivable	174,944		209,160
Other assets	57,075		57,075
Total assets	254,292		286,358
Affiliate | Liabilities Balance
LIABILITIES
Suppliers	8,359		8,683
Electric power purchase	8,786		9,222
Total liabilities	17,145		17,905
Affiliate | Results Balance
RESULT
Electricity usage recipe	33,319		55,707
Revenue from service provision	115		387
Other revenue			37,309
Electric power purchase	(25,507)		(51,830)
Energy sales revenue	32,105
Network usage charges	(8,481)
Other financial expenditure			(682)
Interest income, commissions and exchange rates and variations			169
Financial expenses			(850)
Total	31,551		40,210
Foundations | Assets Balance
ASSETS
Accounts receivable	1,042		934
Other assets	53		55
Total assets	1,095		989
Foundations | Liabilities Balance
LIABILITIES
Suppliers	231		231
Provisions	831,977		849,766
Social security contributions	17,171		18,797
Actuarial debt contracts	849,525		891,726
Miscellaneous obligations	10,297		9,933
Loans And Financing Payable	14,023		17,310
Accounts payable	168,435		123,897
Other liabilities	4,217		201
Contracted debt	42,953
Total liabilities	1,938,829		1,911,861
Foundations | Results Balance
RESULT
Other revenue	538		427
Rates	(390)		(1,025)
Other financial expenditure	(75,919)		(85,689)
Sponsor contributions			(6,018)
Actuarial expenses			(13,257)
Financial expenses	(2,097)		(2,669)
Total	R$ (77,868)		R$ (108,231)